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Sector Rotation Fund
SUMMARY
INVESTMENT OBJECTIVE
The Sector Rotation Fund (the “Fund”) seeks to achieve capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sector Rotation Fund No Load Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sector Rotation Fund No Load Shares
Management Fees	1.00%
Distribution and/or Service (12b‑1) Fees	0.25%
Other Expenses	0.79%
Acquired Fund Fees and Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	2.18%
[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Sector Rotation Fund | No Load Shares | USD ($)	221	682	1,169	2,513

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 234.10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Sector Rotation is a strategy that evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  A sector is a segment of the market that isolates very specific types of assets.  Examples of sectors include, but are not limited to, consumer discretionary, health care, information technology, consumer staples, commodities, energy, financials, industrials, materials, real estate, telecommunications, and utilities. The Advisor employs a proprietary ranking system to identify the sectors that it believes are showing the greatest relative strength and increases the Fund’s exposure to those sectors. The Fund may also invest in a broader asset class or index based on the manager’s macro-economic forecast.
Under normal circumstances, the Fund invests in shares of exchange-traded funds (“ETFs”). An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index. In seeking to achieve the Fund’s investment objectives, the Advisor may allocate Fund assets among equity ETFs representing various domestic and foreign markets, regions and countries. The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts (“ADRs”) but will not invest in emerging market securities to a significant extent. The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index. Based on the manager’s macro-economic forecast, the Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Fund will invest in securities of issuers across a range of market capitalizations, including large-, small- and mid-cap issuers, but the Advisor does not anticipate that the Fund will invest in securities of micro-cap and nano-cap issuers.
In selecting investments for the Fund, the Advisor seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow, and price to book ratios. With respect to the Fund’s inverse positions, the Advisor seeks to identify securities that are designed to perform inverse to indexes with valuations that the Advisor believes are unattractive based on these same characteristics. The Advisor will incorporate asset class selection as part of the Fund’s overall portfolio.  This strategic asset allocation is the process of dividing securities among different kinds of assets to optimize the risk/reward trade-off based on achieving capital appreciation. The Advisor utilizes quantitative research to determine the Fund’s weightings between stocks, and cash, allocation among sectors and industries, and exposure to domestic and foreign markets. The Fund expects to engage in active and frequent trading of its portfolio securities.
From time to time, the Fund may also focus its investments in a limited number of market sectors, which may be any of the 11 major market sectors. As of September 30, 2019, the Fund was principally invested in the consumer discretionary, consumer staples, industrials, and information technology sectors.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE INFORMATION
The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://fundinfopages.com /NAVFX .
The Fund was reorganized on June 27, 2011, from a series of the World Funds Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of Starboard Investment Trust (the “Trust), a Delaware statutory trust (the “Reorganization”). The performance information shown below includes information for the Predecessor Fund. The Predecessor Fund commenced operations on December 30, 2009. Shareholders of the Predecessor Fund approved the Reorganization on June 22, 2011 and received shares of the Fund on June 27, 2011. The performance information shown below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objectives and strategies and substantially the same investment policies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund, and, theoretically, would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 19.36% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -20.81% (quarter ended March 31, 2020).

Average Annual Total Returns Period Ended December 31, 2023
Average Annual Returns - Sector Rotation Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Shares	Return Before Taxes	24.54%	10.07%	8.13%	8.09%	Dec. 31, 2009
After Taxes on Distributions | No Load Shares	Return After taxes on Distributions	23.86%	8.73%	6.27%	6.48%
After Taxes on Distributions and Sale of Fund Shares | No Load Shares	Return After taxes on Distributions and Sale of Shares	14.68%	7.70%	5.90%	6.48%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	S&P 500 Total Return Index(reflects no deductions for fees, expenses, or taxes)	26.29%	15.68%	12.03%	12.46%	Dec. 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).